Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2018	2019	2020
Maersk Line A/S	-	11%	19%
MSC Geneva	11%	15%	18%
CMA CGM, Marseille	51%	24%	17%
New Golden Sea Shipping Pte. Ltd., Singapore	33%	21%	10%
Hapag-Lloyd AG, Hamburg	-	16%	-